Trade and other receivables - Summary of Aging of Group's Net Trade Receivables (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	€ 502	€ 437
Financial Assets Past Due but Not Impaired
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	502	437
Financial Assets Past Due but Not Impaired | Current
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	317	268
Financial Assets Past Due but Not Impaired | Overdue 1 – 30 days
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	91	86
Financial Assets Past Due but Not Impaired | Overdue 31 – 60 days
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	49	43
Financial Assets Past Due but Not Impaired | Overdue 60 – 90 days
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	19	17
Financial Assets Past Due but Not Impaired | Overdue more than 90 days
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	€ 26	€ 23